Related Party Transactions	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 4 – Related Party Transactions

Our CEO, Brett Gross, was elected as President and Chief Executive Officer on December 7, 2018 and received no compensation for these services during the nine months ended October 31, 2023 and 2022. On September 29, 2023, Mr. Gross resigned from his position as President and Chief Executive Officer of the Company. Patricia Madaris, VP Finance and Chief Financial Officer will serve as the Interim Chief Executive Officer.

Advances

During the nine months ended October 31, 2023, the Company received cash advances of $1,363 from a related party and a board member paid $3,157 of expenses on the Company’s behalf . As of October 31, 2023 and January 31, 2023, the advances, related party balance was $9,520 and $5,000, respectively.

Accrued Expenses

As of October 31, 2023, and January 31, 2023, we had a balance of accrued unpaid wages and vacation of $81,688 and $66,205 to Patricia Madaris, VP Finance & CFO, respectively. Subsequent to October 31, 2023, the balance was settled in full by the Company.

Note payable

On January 31, 2023, the Company entered into a promissory note with Brett Gross for $50,000 and received cash proceeds. During the nine months ended October 31, 2023, the Company signed an addendum to the January 31, 2023 promissory note to increase the promissory note with Mr. Gross to $86,579. The note bears interest at 10% and matures on January 31, 2024. During the nine months ended October 31, 2023, the Company received cash proceeds of $35,000, non-cash payment on the note of $9,751 and Mr. Gross paid $1,579 of expenses on the Company’s behalf. As of October 31, 2023 and January 31, 2023, the note payable related party balance was $76,828 and $50,000, respectively.

Class A Shares

On September 19, 2023, the Company entered into an agreement to issue a total of 199,000 shares of its Class A shares to Mr. Gross. The aggregate consideration paid for the Class A Shares was $9,781. The consideration was paid by offsetting the purchase price against the Company’s note payable of Mr. Gross. On September 29, 2023, Mr. Gross resigned from his position as President and Chief Executive Officer of the Company. Due to the resignation, the Company exchanged 250,000 shares of Class A common stock owned by Mr. Gross into 250,000 shares of common stock.

On September 19, 2023, the Company entered into an agreement to issue a total of 199,000 shares of its Class A shares to Chairman of the Board for cash proceeds of $9,751.

Other

On March 13, 2023, the Company granted 250,000 options to the CEO. The options expire ten years following issuance and have an exercise price of $0.067. The options vested upon issuance and have a total fair value of $16,750. On the same day, the Company issued a note agreement to the CEO totaling $16,750 and the CEO exercised the 250,000 options. The note bears interest of 3.15% per annum, is due on March 15, 2028 and was recorded as a subscription receivable. As of October 31, 2023 and January 31, 2023, the subscription receivable was $117,850 and $117,468, respectively.

On June 22, 2023, the Company granted 150,000 options to a member of the board of directors. The options expire ten years following issuance and have an exercise price of $0.059. The options vest 50% upon issuance and the remaining 50% on July 1, 2024 and have a total fair value of $8,850. The Company valued the options using the Black-Scholes option-pricing model with the following key assumptions: fair value stock price, $0.0590, Exercise price, $0.0590, Term 10 years, Volatility 173%, and Discount rate 3.9% and a dividend yield of 0%.

On August 14, 2023, the Company granted 75,000 options to a member of the board of directors. The options expire ten years following issuance and have an exercise price of $0.0594. The options vest monthly over one year and have a total fair value of $4,935. The Company valued the options using the Black-Scholes option-pricing model with the following key assumptions: fair value stock price, $0.0658, Exercise price, $0.0597, Term 10 years, Volatility 172%, and Discount rate 4.19% and a dividend yield of 0%.

During the nine months ended October 31, 2023, the Company issued 23,521,147 units to the Chairman of the Board for $970,000 in cash proceeds and $1,908 of equipment purchased. Each unit consists of 1 share of our common stock and ½ warrant. The warrants have a relative fair value of $319,226. Each warrant allows the holder to purchase one share of our common stock at a price ranging from $0.0419 -$0.0753 per share. The warrants expire three years from the date of issuance. The Company valued the warrants using the Black-Scholes option-pricing model with the following range of key assumptions: fair value stock price, $0.04 - $0.0637 , Exercise price, $0.0419 -$0.0753, Term 3 years, Volatility 164% - 166%, and Discount rate 4.23% - 4.82% and a dividend yield of 0%.

NOTE 12 – Related party transactions

Our CEO, Brett Gross, was elected as President and Chief Executive Officer on December 7, 2018 and received no compensation for these services during the years ended January 31, 2023 and 2022.

Accrued Wages and Vacation

As of January 31, 2023, and 2022, we had a balance of accrued unpaid wages and vacation of $66,205 and $65,807 to Patricia Madaris, VP Finance & CFO, respectively.

Note payable

On January 31, 2023, the Company entered into a promissory note with Brett Gross for $50,000 and received cash proceeds. The note bears interest at 10% and matures on January 31, 2024.

Advances

During the year ended January 31, 2023, CEO, Brett Gross advanced the Company $12,500 in cash and paid $4,446 of expenses on the Company’s behalf and was repaid $16,946. Additionally, during the year ended January 31, 2023, board members advanced $7,050 to the Company and the Company repaid $2,050 of advances and issued shares to settle the remaining $5,000 of related party advances. The advances are unsecured, non-interest bearing and payable on demand. As of January 31, 2023 and 2022, there were $5,000 and $0 outstanding advances from related parties, respectively.

During the year ended January 31, 2023, the Chairman of the Board, Pete O’Heeron advanced the Company $5,000 and paid $13,650 of expense on the Company behalf. The Company settled a $5,000 advance and $13,650 of expenses paid on the Company’s behalf from a related party for the issuance of 85,204 units at a price range of $0.103 to $0.187 per unit. Each unit consists of 1 share of our common stock and 0.50 warrants. The warrants have a fair value of $9,167 and each warrant allows the holder to purchase one share of our common stock at a price range of $0.144 to $0.262 per share. The warrants expire three years from the date of issuance.

On January 30, 2023, the Company issued 23,812 units to the Chairman of the Board for $3,000 in cash proceeds. Each unit consists of 1 share of our common stock and 0.50 warrants. Each warrant allows the holder to purchase one share of our common stock at a price of $0.176 per share. The warrants expire three years from the date of issuance.

Other

On September 26, 2022, the Company granted 75,000 options to a board member. The options expire ten years following issuance and have an exercise price of $0.15. The options vested monthly over a one-year service period and have a total fair value of $6,302.

On September 29, 2022, the Company granted 674,000 options to employees. The options expire ten years following issuance and have an exercise price of $0.15. The options vested upon issuance and have a total fair value of $104,226. On the same day, the Company issued note agreements to the employees totaling $101,100 and the employees exercised the 674,000 options. The notes bear interest of 3.15% per annum, are due on September 30, 2027 and were recorded as a subscription receivable. As of January 31, 2023, the subscription receivable was $101,100, with interest of $708.

Effective January 5, 2022, the Company entered into Debt Conversion Agreements with Brett Gross, President & CEO, and Peter O’Heeron, Chairman of the Board, pursuant to which each of them agreed to convert their outstanding shareholder advances and loans to the Company into Company securities consisting of shares of common stock and warrants. Mr. Gross converted shareholder advances and loans to the Company totaling $375,357 and Mr. O’Heeron converted shareholder advances and loans totaling $250,830. Upon conversion, the Company debts represented by such shareholder advances and loans were deemed to be satisfied and paid in full.

The debt conversions described above were completed pursuant to, and in accordance with the terms of the Company’s current private placement offering. Accordingly, the Company issued units consisting of one share of common stock and ½ warrant to complete the conversion. The shares were issued at a price of $0.269 per share, which is the Volume Weighted Average Price (“VWAP”) for the 4 days immediately preceding the effective date of the conversion. The warrants are exercisable for up to three years at a price of $0.377 per share, which is 140% higher than the price at which the shares were issued. A total of 1,395,379 shares and 697,690 warrants were issued to Mr. Gross and a total of 932,454 shares and 466,227 warrants were issued to Mr. O’Heeron. The shares and warrants issued to Mr. Gross and Mr. O’Heeron are restricted securities as defined in Rule 144.